Dispositions and Discontinued Operations Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired In-Place Leases
Finite-Lived Intangible Assets [Line Items]
2013	$ 1,159
2014	886
2015	785
2016	651
2017	647
Thereafter	118
Total Finite-Lived Intangibles, Net	4,246	12,039
Acquired Below- Market Leases
Finite-Lived Intangible Assets [Line Items]
2013	(2,466)
2014	(1,027)
2015	(641)
2016	(455)
2017	(453)
Thereafter	(87)
Total Finite-Lived Intangibles, Net	(5,129)	(24,110)
US Bank Tower | Acquired In-Place Leases
Finite-Lived Intangible Assets [Line Items]
2013	77
2014	77
2015	63
2016	0
2017	0
Thereafter	0
Total Finite-Lived Intangibles, Net	217
US Bank Tower | Acquired Below- Market Leases
Finite-Lived Intangible Assets [Line Items]
2013	(606)
2014	(254)
2015	(133)
2016	0
2017	0
Thereafter	0
Total Finite-Lived Intangibles, Net	$ (993)